Nature of the business, Description (Details) $ in Thousands						12 Months Ended
	Nov. 30, 2022 MW	Nov. 16, 2022 USD ($) MW	Sep. 02, 2022 USD ($) MWh MW	Apr. 04, 2022 USD ($) MW	Jan. 17, 2022 USD ($) Substation MW	Dec. 31, 2023 USD ($) Asset MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Nature of the business [Abstract]
Percentage of revenue						74.00%
Number of assets under construction | Asset						4
Investments accounted for using equity method | $						$ 230,307	$ 260,031	$ 294,581
Percentage of interest acquired	49.00%
Proportion of voting rights held by non-controlling interests						70.00%
Albisu [Member]
Nature of the business [Abstract]
Gross capacity						10
Period of PPA						15 years
la Tolua and Tierra Linda [Member]
Nature of the business [Abstract]
Number of assets under construction | Asset						2
Gross capacity						30
Period of PPA						10 years
Honda 1 [Member]
Nature of the business [Abstract]
Gross capacity						10
Period of PPA						7 years
Percentage of interest acquired						50.00%
Chile TL4 [Member]
Nature of the business [Abstract]
Gross capacity					63
Period of PPA						50 years
Installed capacity					63
Number of substations | Substation					2
Investments accounted for using equity method | $					$ 38,400	$ 8,000
Italy PV 4 [Member]
Nature of the business [Abstract]
Gross capacity				3.6
Installed capacity				3.6
Investments accounted for using equity method | $				$ 3,700
Chile PV 3 [Member]
Nature of the business [Abstract]
Gross capacity			73
Installed capacity			73
Investments accounted for using equity method | $			$ 7,700
Percentage of interest acquired			35.00%
Batteries capacity expected to install | MWh			100
Chile PV 3 [Member] | Bottom of range [member]
Nature of the business [Abstract]
Investments accounted for using equity method | $			$ 15,000
Chile PV 3 [Member] | Top of range [member]
Nature of the business [Abstract]
Investments accounted for using equity method | $			$ 25,000
Chile PMGD [Member]
Nature of the business [Abstract]
Gross capacity	80
Installed capacity		80
Investments accounted for using equity method | $		$ 30,000				$ 30,000 [1]
Percentage of interest acquired		49.00%
Proportion of voting rights held by non-controlling interests		70.00%
Chile PMGD [Member] | Top of range [member]
Nature of the business [Abstract]
Installed capacity		9

[1]	Corresponds to the expected investment by Atlantica